Property, Plant and Equipment (Table)	12 Months Ended
Dec. 31, 2016
Disclosure [Text Block]
Property, plant and equipment

Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2016 and 2015 were as follows:

December 31,	Useful Lives (Years)	2016	2015
(Dollars in millions)
Land	N/A	$35	$36
Buildings	20	297	295
Leasehold and land improvements	1-30	1,153	1,103
Cell site equipment	7-25	3,383	3,383
Switching equipment	5-8	976	960
Office furniture and equipment	3-5	420	502
Other operating assets and equipment	3-5	53	79
System development	1-7	1,217	1,169
Work in process	N/A	178	142
Total property, plant and equipment, gross		7,712	7,669
Accumulated depreciation and amortization		(5,242)	(5,020)
Total property, plant and equipment, net		$2,470	$2,649